TruStage™ Zone Income Annuity
Issued by:
MEMBERS Life Insurance Company
UPDATING SUMMARY PROSPECTUS FOR EXISTING INVESTORS
DATED MAY 1, 2025
This Updating Summary Prospectus summarizes key features of the TruStage™ Zone Income Annuity, an individual or joint owned, single premium deferred modified guaranteed index annuity contract. This prospectus also provides a summary of any Contract features that have changed.
The prospectus for the Contract contains more information about the Contract’s features, benefits, and risks. You can find this document and other information about the Contract online at https://
www.trustage.com/regulatory-documents. You can also obtain this information at no cost by calling
1-800-798-5500 or by emailing AnnuityAndPRTManagersMail@trustage.com.
Additional information about certain investment products, including index-linked annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at investor.gov/.
Neither the SEC nor any state securities commission has approved or disapproved of these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

APPENDIX - ALLOCATION OPTIONS AVAILABLE UNDER THE CONTRACT	A-1

GLOSSARY

Accumulation Credit – A unit of measure used to calculate Risk Control Account Value.
Accumulation Credit Factor – A dollar value for each Accumulation Credit in a Risk Control Account.
Accumulation Period – The phase of the Contract that begins on the Contract Issue Date and ends on the Payout Date, or the date the Contract is terminated if earlier.
Adjusted Index Value – The Closing Index Value adjusted for the Cap or Floor for the current Contract
Year.
Administrative Office – MEMBERS Life Insurance Company, 2000 Heritage Way, Waverly, Iowa 50677.
Phone: 1-800-798-5500.
Age – Age as of last birthday.
Allocation Options – All Risk Control Account and Declared Rate Account options available under the
Contract for allocating your Contract Value.
Annual Free Withdrawal Amount – The amount that can be withdrawn without incurring a Surrender
Charge or Market Value Adjustment each Contract Year. It is equal to 10% of the Contract Value determined at the beginning of the Contract Year.
Annuitant (Joint Annuitant) – The natural person(s) whose life (or lives) determines the amount of income payments under the Contract.
Authorized Request – A signed and dated request that is in Good Order (as "Good Order" is defined below). A request to change your allocation instructions must be signed by all Owners. A request to change a party to the Contract, change the Payout Date or request a partial withdrawal or full surrender of the Contract must be signed by all Owners. All Authorized Requests can be initiated by fax or mail. An
Authorized Request may also include a phone or electronic request except in the following situations: any
Contracts with restrictions such as an Irrevocable Beneficiary, collateral assignment, or trust; any
Contracts that include reference to divorce, bankruptcy, power of attorney, or similar legal agreement; any
Contracts with Joint Owners where both Owners are not available to speak over the phone; any distribution made payable to another financial institution; when requesting partial withdrawals greater than
$25,000; when requesting to start GLWB Payments; and when requesting a full surrender of the Contract.
Base Withdrawal Percentage – The GLWB Percentage on the Contract Issue Date.
Bailout Rate – A specific rate that applies to the Bailout Provision.
Bailout Provision – If the Cap for your Risk Control Account is set below the Bailout Rate prominently displayed on your Contract Data Page, the Bailout Provision allows you to withdraw the Risk Control
Account Value from that Risk Control Account during the 30-day period following the Contract
Anniversary. A Market Value Adjustment and Surrender Charges will not apply to such withdrawal.
Beneficiary – The person(s) (or entity) you named to receive proceeds payable due to the death of the
Owner. Before the Payout Date, if no Beneficiary survives the Owner, we will pay the Death Benefit proceeds to the Owner’s estate.
Business Day – Any day that the New York Stock Exchange is open for trading. All requests for transactions that are received at our Administrative Office in Good Order on any Business Day prior to market close, generally 4:00 P.M. Eastern Time, will be processed as of the end of that Business Day.
Cap – The maximum annual Index Return the Company will use in calculating interest credited to Risk
Control Account Value for a Contract Year. The Cap does not reflect deduction of the Contract Fee or the
GLWB Rider Fee.
Company – MEMBERS Life Insurance Company; also referred to as “we”, “our” and “us”.

Contract – The TruStage™ Zone Income Annuity, an individual or joint owned, single premium deferred modified guaranteed index annuity contract issued by MEMBERS Life Insurance Company.
Contract Anniversary – The same day and month as the Contract Issue Date for each year the Contract remains in force. If a Contract Anniversary does not fall on a Business Day, any transactions required as of that date will be processed on the next Business Day.
Contract Fee – An annual fee assessed against Contract Value in the Risk Control Account(s). This fee
equals a percentage of the Accumulation Credit Factor for the Risk Control Account at the start of a
Contract Year. This fee compensates us for the expenses, mortality risk and expense risk assumed by us.
Contract Issue Date – The date we use to determine Contract Years and Contract Anniversaries.
Contract Value – The total value of your Contract during the Accumulation Period. All values are calculated as of the end of a Business Day.
Contract Year – Any twelve-month period beginning on the Contract Issue Date or Contract Anniversary and continuing until the end of the day before the next Contract Anniversary.
Covered Person(s) – The natural person(s) whose Age and lifetime we base the GLWB Percentage and
GLWB Payments on under the GLWB Rider.
Data Page – Pages attached to your Contract that describe certain terms applicable to your specific
Contract.
Death Benefit – The greater of Contract Value or the Purchase Payment adjusted for withdrawals as of the date Death Benefits are payable. We do not apply the Surrender Charge or Market Value Adjustment in determining the Death Benefit payable.
Declared Rate Account – An Allocation Option to which we credit a single fixed annual rate of interest referred to as the Interest Rate.
Excess Withdrawal – Any partial withdrawal other than a GLWB Payment. This includes the portion of a withdrawal that, when added to other withdrawals during the Contract Year, is greater than the total GLWB
Payment for the current Contract Year. Excess Withdrawals include partial withdrawals prior to the GLWB
Payment Start Date and deductions for any applicable Surrender Charge and Market Value Adjustment.
Required Minimum Distributions (“RMDs”) are Excess Withdrawals if taken prior to the GLWB Payment
Start Date. After the GLWB Payment Start Date, RMDs are not Excess Withdrawals.
Floor – The minimum annual Index Return the Company will use in calculating interest credited to Risk
Control Account Value for the life of the Contract.
General Account – All of the Company’s assets other than the assets in its separate accounts.
GLWB or Guaranteed Lifetime Withdrawal Benefit – A withdrawal benefit feature that is part of your
Contract. Subject to certain conditions, the Guaranteed Lifetime Withdrawal Benefit provides for GLWB
Payments to be made each year for the life of the Covered Person(s) in the form of partial withdrawals without reducing the value of GLWB Payments in future years. The GLWB Payments are guaranteed regardless of investment performance and will continue even if the Contract Value is reduced to zero from
GLWB Payments.
GLWB Benefit Base – The amount upon which the GLWB Payment is based.
GLWB Rider Fee – An annual fee assessed against the GLWB Benefit Base while the Guaranteed
Lifetime Withdrawal Benefit is in effect. The fee compensates us for the expenses, mortality risk, and expense risk assumed by us for providing the Guaranteed Lifetime Withdrawal Benefit.
GLWB Payment(s) – The payment made each year under the Guaranteed Lifetime Withdrawal Benefit that is equal to the GLWB Percentage multiplied by the GLWB Benefit Base.
GLWB Percentage – The percentage applied to the GLWB Benefit Base to determine the GLWB
Payment.

GLWB Payment Start Date – The date GLWB Payments begin.
Good Order – A request or transaction generally is considered in "Good Order" if we receive it at our
Administrative Office within the time limits, if any, prescribed in this Prospectus for a particular transaction or instruction, it includes all information and supporting legal documentation necessary for us to execute the requested instruction or transaction, and is signed by the individual or individuals authorized to provide the instruction or engage in the transaction. A request or transaction may be rejected or delayed if not in Good Order. This information and documentation necessary for a transaction or instruction generally includes, to the extent applicable: the completed application or instruction form; your contract number; the transaction amount (in dollars or percentage terms); the signatures of all Owners (exactly as indicated on the Contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any consents. With respect to the Purchase
Payment, Good Order also generally includes receipt by us of sufficient funds to affect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If you have any questions, you should contact us or your financial professional before submitting the form or request.
Income Payout Option – The choices available under the Contract for payout of your Contract Value.
Index, Indices – The reference index (or indices) we use in determining interest credited to the Risk
Control Account Value.
Index Return – The change in the Index for the current Contract Year, adjusted for the Cap or Floor.
Initial Index Value – The value for the reference Index as of the start of a Contract Year.
Interest Rate – The fixed rate of interest credited to the Declared Rate Account. The Interest Rate will never be less than the Minimum Interest Rate.
Internal Revenue Code (IRC) – The Internal Revenue Code of 1986, as amended.
Irrevocable Beneficiary – A Beneficiary who must consent to being changed or removed as a
Beneficiary.
Market Value Adjustment – The amount of an adjustment (increase or decrease) that may be applied to a full surrender or partial withdrawal, also referred to as the MVA.
Minimum Interest Rate – The minimum rate of interest we will credit Contract Value held in the Declared
Rate Account.
Owner (Joint Owner) – The person(s) (or entity) who owns the Contract and, in the case of a person(s), whose death determines the Death Benefit. The Owner is also the person(s) (or entity) who receives income payments during the Payout Period while the Annuitant is living. If there are multiple Owners, each Owner will be a Joint Owner of the Contract and all references to Owner will mean Joint Owners.
The Owner has all rights, title and interest in the Contract. The Owner may exercise all rights and options stated in the Contract, subject to the rights of any Irrevocable Beneficiary or assignee. The Owner is also referred to as “you” or “your.”
Payout Date – The date the first income payment is paid from the Contract to the Owner.
Purchase Payment – A single payment that we require to issue the Contract. We do not allow any additional Purchase Payments under the Contract.
Qualified Contract – An annuity that is part of an individual retirement plan, pension plan or employer-
sponsored retirement program that is qualified for special treatment under the IRC.
Required Minimum Distributions – The Required Minimum Distribution (RMD) defined by the IRC for this Contract and as determined by us.
Risk Control Account – An interest crediting option to which you may allocate your Contract Value. We credit interest under each Risk Control Account based in part on the performance of a reference Index,

subject to a Cap and Floor. There are two types of Risk Control Accounts, the Secure Account and the
Growth Account.
Risk Control Account Value – The amount of Contract Value in a Risk Control Account.
SEC – The U.S. Securities and Exchange Commission.
Surrender Charge – The charge associated with surrendering either some or all of the Contract Value during the first six Contract Years.

UPDATED INFORMATION ABOUT YOUR CONTRACT

Below is a summary of certain Contract features that have changed since the prospectus dated May 1,
2024. This may not reflect all of the changes that have occurred since you entered into your Contract.
•None

KEY INFORMATION

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE TRUSTAGE™ ZONE INCOME ANNUITY
FEES, EXPENSES, AND ADJUSTMENTS		Location in Prospectus
Are There Charges or Adjustments for Early Withdrawals?
Yes. If you surrender your contract or take an Excess
Withdrawal during the first six Contract Years, you may be
assessed a Surrender Charge of up to 9% (up to 8% for
Contracts issued on or after May 24, 2024) of the amount
withdrawn in excess of the Annual Free Withdrawal Amount.
For example, if you were to surrender your Contract during
the first Contract Year, you could pay a surrender charge of up to $8,100 on a $100,000 investment. This loss will be
greater if there is a negative Market Value Adjustment,
income taxes, or an additional tax.
If you surrender your Contract or take an Excess Withdrawal
on any day other than every sixth Contract Anniversary, we
will apply a Market Value Adjustment (which may be positive
or negative) to the amount being withdrawn that is in excess of the Annual Free Withdrawal Amount. In extreme
circumstances, you could lose up to 90% of your principal
and previously credited interest per year if you take a
withdrawal or surrender your Contract, as a result of the
Market Value Adjustment. For example, if you allocate
$100,000 to a Risk Control Account and withdraw the entire
amount before the sixth Contract Anniversary, you could lose
$90,000 due to the Market Value Adjustment.
Fee Table Charges and Adjustments
Are There Transaction Charges?	No.

Are There Ongoing Fees and Expenses?
Yes. The table below describes the fees and expenses that
you may pay each year, depending on the Allocation Options
you choose.
There is an implicit ongoing fee on the Risk Control
Accounts to the extent that the Cap limits your
participation in Index gains, which is not reflected in the
tables below. This means your returns may be lower than
the Index's returns; however, in exchange for accepting a
Cap on Index gains, you receive some protection from Index
losses through the Floor.
Please refer to your Data Page for information about the
specific fees you will pay each year based on the options you have elected.
				Fee Table Charges and Adjustments
	Annual Fee	Min	Max
	Contract Fee (1)	0.75%	0.75%
	GLWB Rider Fee(2) for Contracts issued:
	after February 10, 2021	1.00%	1.00%
	April 26, 2020 to Feb. 10, 2021	0.75%	0.75%
	Aug. 19, 2019 to April 25, 2020	0.50%	0.50%
(1)As a percentage of the Accumulation Credit Factor for each Risk
Control Account at the start of the Contract Year. We do not assess a
Contract Fee against Contract Value held in the Declared Rate Account.
(2)As a percentage of the GLWB Benefit Base.

Because your Contract is customizable, the choices you
make affect how much you will pay. To help you understand
the cost of owning your Contract, the following table shows
the lowest and highest cost you could pay each year, based
on current charges. This estimate assumes that you do
not take withdrawals from the Contract, which could add
Surrender Charges and a negative Market Value
Adjustment that substantially increase costs. Additionally,
for the lowest annual cost, it is assumed that all Contract
Value is allocated to the Declared Rate Account. For the
highest annual cost, it is assumed that all Contract Value is allocated to the Risk Control Accounts.

	Lowest Annual Cost: $913	Highest Annual Cost: $1,561
	Assumes: •$100,000 investment •5% annual appreciation •No transfers or withdrawals	Assumes: •$100,000 investment •5% annual appreciation •No transfers or withdrawals

RISKS	Location in Prospectus
Is There a Risk of Loss from Poor Performance?
Yes. You can lose money by investing in the Contract,
including loss of principal and previously credited interest.
There is a risk of loss of principal and previously credited interest with the Growth Account of up to 10% (with a Floor of
-10%) each Contract Year due to negative Index
performance.
Principal Risks of Investing in the Contract
Is this a Short-Term Investment?
No. The Contract is not a short-term investment and is not
appropriate if you need ready access to cash. The benefits of tax deferral mean that the Contract is more beneficial if you have a long time horizon.
Excess Withdrawals and surrenders may be subject to a
Surrender Charge, a Market Value Adjustment (which may be
positive or negative) and federal and state income taxes, and, if taken before age 59½, a 10% additional tax. Excess
Withdrawals will also reduce the Death Benefit, GLWB
Benefit Base, and GLWB Payment, perhaps by significantly
more than the amount of the withdrawal, and could terminate
the Contract.
During the Accumulation Period, we will automatically
rebalance your Contract Value among the Risk Control
Accounts and/or Declared Rate Account on each Contract
Anniversary based on your most recent allocation instructions that we have on file.
Principal Risks of Investing in the Contract Charges and Adjustments Federal Income Tax Matters
What Are the Risks Associated with the Allocation Options?
An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the
performance of the Allocation Options available under the
Contract. Each Allocation Option, including the Risk Control
Accounts and the Declared Rate Account, has its own unique
risks. You should review the Allocation Options carefully
before making an investment decision.
With respect to the Risk Control Accounts, the Cap will limit positive Index returns. For example, if the Index performance for a Contract Year is 12%, and the Cap is 4%, we will credit
4% in interest at the end of that Contract Year. You may earn less than the Index performance as a result. The Floor will
limit negative Index performance and thereby provide limited protection in the case of a market decline. For example, if the
Index performance is -25% and the Floor for the Growth
Account is -10%, we will credit -10% at the end of the
Contract Year.
Except for the Barclays Risk Balanced, each Index
associated with the Risk Control Accounts is a "price return index," which means the Index performance does not include
dividends paid on the securities comprising the Index. This
will reduce Index performance and will cause the Index to
underperform a direct investment in the underlying securities.
The Barclays Risk Balanced Index reinvests dividends but
deducts certain fees. These deductions will reduce Index
performance, and the Index will underperform similar
portfolios from which these fees and costs are not deducted.
Principal Risks of Investing in the Contract Risk Control Account Option Appendix A

What Are the Risks Related to the Insurance Company?
An investment in the Contract is subject to the risks related to the Company. Any obligations (including under the Declared
Rate Account and the Risk Control Accounts), guarantees
(such as the Death Benefit), or benefits are subject to the
Company's claims-paying ability. More information about the
Company, including its financial strength ratings, is available upon request by calling 1-800-798-5500.
Principal Risks of Investing in the Contract
RESTRICTIONS		Location in Prospectus
Are There Restrictions on the Allocation Options?	Yes, as described below there are restrictions on certain features of allocations, transfers, withdrawals, and investment option features.

Allocations. We reserve the right, at our discretion, to restrict allocations into the Risk Control Account if the Cap for your
Risk Control Account is less than the rate specified in the
Bailout Provision (as shown on your Contract Data Page).
Risk Control Account Option- Bailout Provision

Changes to Investment Options and Features. For each
Risk Control Account, we set a Cap for the first Contract Year, which is made available at least two weeks in advance of the
Contract Issue Date. We may set a new Cap prior to each
Contract Anniversary for the subsequent Contract Year and
will send you written notice at least two weeks prior to the
Contract Anniversary. The Caps will always be a minimum of
1%.
We reserve the right to add or substitute an Index associated with the Risk Control Accounts. If there is a delay between
the date we remove the Index and the date we add a
substitute Index, your Risk Control Account Value will be
based on the value of the Index on the date the Index ceased to be available, which means market changes during the
delay will not be used to calculate the index interest.
Risk Control Account Option
Are There any Restrictions on Contract Benefits?
Yes. Systematic Withdrawals may be taken on a monthly,
quarterly, semi-annual, or annual basis. The withdrawals
must be at least $100 each. There are additional limitations on the amounts that you may request and the timing for
requesting and terminating Systematic Withdrawals. A Market
Value Adjustment and Surrender Charge may apply.
Benefits Available under the Contract
TAXES		Location in Prospectus
What Are the Contract's Tax Implications?
You should consult with a tax professional to determine the
tax implications the Contract. There is no additional tax
benefit if you purchase the Contract through a qualified
retirement plan or individual retirement account (IRA).
Withdrawals from the Contract are subject to ordinary income tax, and may be subject to a 10% additional tax if taken
before age 59½.
Federal Income Tax Matters

CONFLICTS OF INTEREST	Location in Prospectus
How Are Investment Professionals Compensated?
Some investment professionals (also referred to as "financial professionals" in this prospectus) may receive compensation
for selling the Contract to you in the form of commissions or other compensation. These other forms of compensation may
include cash bonuses, insurance benefits and financing
arrangements. Non-cash benefits may include conferences,
seminars and trips (including travel, lodging and meals in
connection therewith), entertainment, merchandise and other
similar items. The Company may also pay asset-based
commissions (sometimes called trail commissions) in addition to Purchase Payment-based commissions. Investment
professionals may also receive other payments from us for
services that do not directly involve the sale of the Contracts, including personnel recruitment and training, production of
promotional literature and similar services.
As a result of these compensation arrangements, investment
professionals may have a financial incentive to offer or
recommend the Contract over another investment. You
should ask your investment professional for additional
information about the compensation he or she receives in
connection with your purchase of the Contract.
Other Information – Distribution of the Contract
Should I Exchange My Contract?
You should only exchange your contract if you determine,
after comparing the features, fees, and risks of both
contracts, and any fees or penalties to terminate your existing contract, that it is better for you to purchase the new contract rather than continue to own your existing contract. Some
investment professionals may have a financial incentive to
offer you a new contract in place of the one you already own.
Getting Started - The Accumulation Period - Tax Free 1035 Exchanges
A-1

APPENDIX: ALLOCATION OPTIONS AVAILABLE UNDER THE CONTRACT

Risk Control Account Options
The following is a list of the Risk Control Account options currently available under the Contract. We may change the features of the Risk Control Accounts listed below (including the Index and the Caps), offer new Risk Control Accounts, and terminate existing Risk Control Accounts. We will provide you with written notice before making any changes other than changes to the Caps. Information about current Caps is available at https://www.trustage.com/zone-income-annuity-rates.
Note: During the Accumulation Period, if you surrender your Contract or take a partial withdrawal on any day other than each sixth Contract Anniversary, we will apply a Market Value Adjustment
(which may be positive or negative). This may result in a significant reduction in your Contract
Value that could exceed any protection from Index loss that would be in place if you held the option until each sixth Contract Anniversary.

CONTRACTS ISSUED BEFORE MAY 25, 2024
Index	Type of Index	Crediting Period	Account Type	Limit on Index Loss (if held until each 6th Contract Anniversary)	Minimum Limit on Index Gain (for the Life of the Contract)
S&P 500 Price Return Index(1)	stock market index based on market capitalizations of 500 leading companies publicly traded in the U.S. stock market	1 year(2)	Secure Account	0% Floor	1% Cap
			Growth Account	-10% Floor	1% Cap
MSCI EAFE Price Return Index(1)	stock market index designed to measure the equity market performance of developed markets excluding the U.S. and Canada	1 year(2)	Secure Account	0% Floor	1% Cap
			Growth Account	-10% Floor	1% Cap
Russell 2000 Price return Index(1)	stock market index that measures the performance of the small- cap segment of the US equity universe	1 year(2)	Secure Account	0% Floor	1% Cap
			Growth Account	-10% Floor	1% Cap
A-2

CONTRACTS ISSUED ON OR AFTER MAY 25, 2024
Index	Type of Index	Crediting Period	Account Type	Limit on Index Loss (if held until each 6th Contract Anniversary)	Minimum Limit on Index Gain (for the Life of the Contract)
S&P 500 Price Return Index(1)	stock market index based on market capitalizations of 500 leading companies publicly traded in the U.S. stock market	1 year(2)	Secure Account	0% Floor	1% Cap
			Growth Account	-10% Floor	1% Cap
MSCI EAFE Price Return Index(1)	stock market index designed to measure the equity market performance of developed markets excluding the U.S. and Canada	1 year(2)	Secure Account	0% Floor	1% Cap
			Growth Account	-10% Floor	1% Cap
Dimensional US Small Cap Value Systematic Index(1)	stock market index that invests within the smallest 8% of the US market down to $100 million in market capitalization with relative prices in the lowest 40% when ranked by price to book	1 year(2)	Secure Account	0% Floor	1% Cap
			Growth Account	-10% Floor	1% Cap
Barclays Risk Balanced Index(1)	allocates between equities and fixed income using the principles of Modern Portfolio Theory, which seeks to maximize the expected return based on a given level of market risk	1 year(2)	Secure Account	0% Floor	1% Cap
			Growth Account	-10% Floor	1% Cap
(1)Except for the Barclays Risk Balanced, the performance of each Index associated with the Risk
Control Accounts does not include dividends paid on the securities comprising the Index, and therefore, the performance of the Index does not reflect the full performance of those underlying securities. This will reduce Index performance and will cause the Index to underperform a direct investment in the underlying securities. The Barclays Risk Balanced Index reinvests dividends but deducts a fee of 0.5% for the equity exposure, and 0.2% per year for the treasury exposure, and a cost equal to SOFR plus 0.1145% for the equity component. Therefore, the aggregate fee will depend on the Index’s relative allocations to the equity and treasury components from time to time, which are determined by the volatility control mechanism. SOFR refers to the Secured Overnight Financing
Rate, which was 4.49% as of December 31, 2024. The New York Fed publishes the SOFR on its website each Business Day. These deductions will reduce Index performance, and the Index will underperform similar portfolios from which these fees and costs are not deducted.
(2)We credit interest to each Risk Control Account at the end of each Contract Year during the six-year period by comparing the change in the Index from each Contract Anniversary (the first day of the
Contract Year) to the last day of the current Contract Year. However, Excess Withdrawals and surrenders on any day other than every sixth Contract Anniversary will be subject to the Market Value
Adjustment.
The Index Return is determined on each Contract Anniversary and is measured over the Contract Year.
Because Index interest is calculated on a single point in time you may experience negative or flat performance even though the Index experienced gains through some, or most, of the Contract Year.
The Floors for the Secure Account and Growth Account will not change during the life of your Contract.
We set the Cap each year for the next Contract Year. In return for accepting some risk of loss to your Risk
A-3
Control Account Value allocated to the Growth Account, the Cap for the Growth Account is higher than the
Cap for the Secure Account. The Cap will always be at least 1%.
Declared Rate Account
The following is a list of Declared Rate Account Options currently available under the Contract. We may change the features of the Declared Rate Account Options listed below, offer new Declared Rate Account
Options, and terminate existing Declared Rate Account Options. We will provide you with written notice before doing so.
Note: During the Accumulation Period, if you surrender your Contract or take a partial withdrawal on any day other than each sixth Contract Anniversary, we will apply a Market Value Adjustment
(which may be positive or negative). This may result in a significant reduction in your Contract
Value.

CONTRACTS ISSUED BEFORE MAY 25, 2024
Name	Term	Minimum Guaranteed Interest Rate
Declared Rate Account	6 years	0.25%

CONTRACTS ISSUED AFTER MAY 25, 2024
Name	Term	Minimum Guaranteed Interest Rate
Declared Rate Account	6 years	0.15%(1)
(1)  The Minimum Guaranteed Interest Rate is set on the Contract Issue Date and every sixth anniversary based on the calendar quarter in which the Issue Date or Contract Anniversary falls.
Your selling firm may limit the Allocation Options available to you when your Contract is issued. Not all
Allocation Options may be available in all markets where we offer the Contract.
This Updating Summary Prospectus incorporates by reference the Prospectus and Statement of
Additional Information for the Contract, both dated May 1, 2025, as supplemented. The SAI may be obtained, free of charge, in the same manner as the Prospectus.
EDGAR Contract Identifier:  C000256712